Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (250,009)	$ (280,517)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation and amortization		5,470
Loss from disposal of fixed assets		978
Accounts receivable	(2,639)
Other receivables	794	480
Inventories		30,209
Advances to suppliers	(115,124)	(44,320)
Accounts payable	(82)	85
Advance from customers	374,898	27,739
Payroll payable	81	(21,691)
Taxes payable	(1,542)	12,544
Lease liabilities		(4,461)
Other payables	(11,526)	128,065
Net Cash Used in Operating Activities	(5,149)	(145,419)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares to be issued	107,200
Collection of subscription receivables		505,121
Proceeds from related parties	130,943	312,367
Repayments to related parties	(249,076)	(553,810)
Repayments to loan payables		(103,974)
Net Cash Provided by (Used in) Financing Activities	(10,933)	159,704
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of fixed assets		163
Net Cash Provided by Investing Activities		163
Effect Of Exchange Rate Changes On Cash	4,135	101
Net Increase (Decrease) in Cash	(11,947)	14,549
Cash, beginning of year	15,005	456
Cash, end of year	3,058	15,005
Supplemental Disclosure of Cash Flow Information:
Interest	24	61
Income taxes
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Establishment of right-of-use assets and lease liabilities for new leases
Reduction of right-of-use assets and lease liabilities for cancelation of old leases		$ 9,048